Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Bonds Payable
	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Repayable at maturity in January 2021 and interest due annually with annual interest rate at 1.30%	$7,000,000	$7,000,000	$228,683
Repayable at maturity in January 2023 and interest due annually with annual interest rate at 1.50%	2,000,000	2,000,000	65,338
Repayable at maturity in January 2022 and interest due annually with annual interest rate at 1.25%	3,700,000	3,700,000	120,876
Repayable at maturity in January 2024 and interest due annually with annual interest rate at 1.45%	4,300,000	4,300,000	140,477

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Unsecured convertible overseas bonds
US$200,000 thousand (linked to New Taiwan dollar)	$6,185,600	$-	$-
	23,185,600	17,000,000	555,374
Less: discounts on bonds payable	42,820	14,064	459
	23,142,780	16,985,936	554,915
Less: current portion	6,161,197	-	-

	$16,981,583	$16,985,936	$554,915